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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08657

                      Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Income Fund

 Schedule of Investments 1/31/2013

 Shares

 Value

 COMMON STOCKS - 100.0%

 Energy - 7.5%

 Integrated Oil & Gas - 2.9%

 117,500

 Chevron Corp.

 $

 13,530,125

 179,800

 Exxon Mobil Corp.

 16,176,606

 248,000

 QEP Resources, Inc.

 7,278,800

 $

 36,985,531

 Oil & Gas Exploration & Production - 2.0%

 139,160

 ConocoPhillips

 $

 8,071,280

 511,800

 Marathon Oil Corp.

 17,201,598

 $

 25,272,878

 Oil & Gas Refining & Marketing - 1.5%

 245,900

 Marathon Petroleum Corp.

 $

 18,248,239

 Oil & Gas Storage & Transportation - 1.1%

 483,800

 Spectra Energy Corp.

 $

 13,439,964

 Total Energy

 $

 93,946,612

 Materials - 8.8%

 Diversified Chemicals - 0.9%

 171,000

 LyondellBasell Industries NV

 $

 10,844,820

 Specialty Chemicals - 4.7%

 200,454

 Johnson Matthey Plc

 $

 7,200,435

 782,800

 Valspar Corp.

 51,883,983

 $

 59,084,418

 Paper Packaging - 1.0%

 650,000

 Boise, Inc.

 $

 5,362,500

 227,500

 Sonoco Products Co.

 7,050,225

 $

 12,412,725

 Diversified Metals & Mining - 1.4%

 255,100

 Compass Minerals International, Inc.

 $

 18,379,955

 Paper Products - 0.8%

 233,100

 International Paper Co.

 $

 9,655,002

 Total Materials

 $

 110,376,920

 Capital Goods - 5.3%

 Industrial Conglomerates - 1.7%

 959,984

 General Electric Co.

 $

 21,388,444

 Industrial Machinery - 3.6%

 400,000

 Kaydon Corp.

 $

 9,920,000

 1,146,943

 The Gorman-Rupp Co.

 34,855,598

 $

 44,775,598

 Total Capital Goods

 $

 66,164,042

 Commercial Services & Supplies - 1.7%

 Office Services & Supplies - 0.7%

 202,600

 Mine Safety Appliances Co.

 $

 9,364,172

 Diversified Support Services - 1.0%

 300,000

 G&K Services, Inc.

 $

 12,012,000

 Total Commercial Services & Supplies

 $

 21,376,172

 Automobiles & Components - 1.8%

 Auto Parts & Equipment - 0.9%

 389,100

 Johnson Controls, Inc.

 $

 12,097,119

 Automobile Manufacturers - 0.9%

 837,700

 Ford Motor Co.

 $

 10,848,215

 Total Automobiles & Components

 $

 22,945,334

 Consumer Services - 1.8%

 Leisure Facilities - 1.8%

 607,087

 Cedar Fair LP

 $

 22,777,904

 Total Consumer Services

 $

 22,777,904

 Media - 0.9%

 Movies & Entertainment - 0.5%

 450,000

 Regal Entertainment Group

 $

 6,718,500

 Publishing - 0.4%

 114,100

 John Wiley & Sons, Inc., (Class A) +

 $

 4,370,030

 Total Media

 $

 11,088,530

 Retailing - 1.8%

 Distributors - 1.0%

 188,800

 Genuine Parts Co.

 $

 12,844,064

 Home Improvement Retail - 0.8%

 144,000

 The Home Depot, Inc.

 $

 9,636,480

 Total Retailing

 $

 22,480,544

 Food & Staples Retailing - 1.7%

 Food Retail - 0.4%

 1,000,000

 J Sainsbury Plc

 $

 5,244,571

 Hypermarkets & Super Centers - 1.3%

 6,100

 Costco Wholesale Corp.

 $

 624,274

 218,800

 Wal-Mart Stores, Inc.

 15,305,060

 $

 15,929,334

 Total Food & Staples Retailing

 $

 21,173,905

 Food, Beverage & Tobacco - 14.1%

 Soft Drinks - 1.6%

 353,400

 Dr. Pepper Snapple Group, Inc.

 $

 15,927,738

 60,700

 PepsiCo, Inc.

 4,421,995

 $

 20,349,733

 Packaged Foods & Meats - 12.5%

 443,300

 Campbell Soup Co.

 $

 16,273,543

 2,289,000

 DE Master Blenders 1753 NV *

 28,232,047

 457,800

 Hillshire Brands Co.

 14,182,644

 400,550

 HJ Heinz Co.

 24,285,346

 210,000

 Kellogg Co.

 12,285,000

 225,600

 Kraft Foods Group, Inc.

 10,427,232

 100,000

 McCormick & Co., Inc.

 6,235,000

 172,500

 Mondelez International, Inc.

 4,793,775

 352,400

 The Hershey Co.

 27,998,180

 323,000

 Unilever NV (A.D.R.)

 13,075,040

 $

 157,787,807

 Total Food, Beverage & Tobacco

 $

 178,137,540

 Household & Personal Products - 3.4%

 Household Products - 3.4%

 238,500

 Kimberly-Clark Corp.

 $

 21,348,135

 222,400

 The Clorox Co.

 17,438,384

 50,000

 The Procter & Gamble Co.

 3,758,000

 $

 42,544,519

 Total Household & Personal Products

 $

 42,544,519

 Health Care Equipment & Services - 5.8%

 Health Care Equipment - 4.5%

 313,900

 Abbott Laboratories

 $

 10,634,932

 244,100

 Becton Dickinson and Co.

 20,514,164

 284,700

 Medtronic, Inc.

 13,267,020

 1,079,500

 Smith & Nephew Plc

 12,437,528

 $

 56,853,644

 Health Care Distributors - 1.3%

 509,300

 Owens & Minor, Inc.

 $

 15,589,673

 Total Health Care Equipment & Services

 $

 72,443,317

 Pharmaceuticals, Biotechnology & Life Sciences - 6.7%

 Pharmaceuticals - 6.7%

 313,900

 AbbVie, Inc.

 $

 11,516,991

 100,000

 AstraZeneca Plc (A.D.R.)

 4,818,000

 259,300

 Eli Lilly & Co.

 13,921,817

 251,700

 Johnson & Johnson

 18,605,664

 353,405

 Merck & Co., Inc.

 15,284,766

 75,000

 Novartis AG (A.D.R.)

 5,086,500

 562,500

 Pfizer, Inc.

 15,345,000

 14,800

 Zoetis, Inc. *

 384,800

 $

 84,963,538

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 84,963,538

 Banks - 8.8%

 Diversified Banks - 6.6%

 219,400

 Bank of Montreal

 $

 13,870,468

 267,000

 Canadian Imperial Bank of Commerce

 22,272,308

 761,700

 US Bancorp

 25,212,270

 622,400

 Wells Fargo & Co.

 21,678,192

 $

 83,033,238

 Regional Banks - 1.1%

 220,800

 PNC Financial Services Group, Inc.

 $

 13,645,440

 Thrifts & Mortgage Finance - 1.1%

 1,028,800

 New York Community Bancorp, Inc.

 $

 13,734,480

 Total Banks

 $

 110,413,158

 Diversified Financials - 3.9%

 Other Diversified Financial Services - 1.4%

 727,800

 Bank of America Corp.

 $

 8,238,696

 223,000

 Citigroup, Inc.

 9,401,680

 $

 17,640,376

 Asset Management & Custody Banks - 2.0%

 400,000

 Ares Capital Corp.

 $

 7,164,000

 405,100

 Federated Investors, Inc. (Class B)

 9,584,666

 117,000

 T. Rowe Price Group, Inc.

 8,359,650

 $

 25,108,316

 Investment Banking & Brokerage - 0.5%

 179,000

 LPL Financial Holdings, Inc.

 $

 5,960,700

 Total Diversified Financials

 $

 48,709,392

 Insurance - 3.6%

 Life & Health Insurance - 0.5%

 122,000

 Aflac, Inc.

 $

 6,473,320

 Property & Casualty Insurance - 3.1%

 145,300

 The Allstate Corp.

 $

 6,378,670

 185,587

 The Chubb Corp.

 14,904,492

 218,500

 The Travelers Companies, Inc.

 17,143,510

 $

 38,426,672

 Total Insurance

 $

 44,899,992

 Real Estate - 1.0%

 Mortgage REIT's - 0.4%

 264,300

 Ares Commercial Real Estate Corp.

 $

 4,572,390

 Office REIT's - 0.6%

 105,171

 Alexandria Real Estate Equities, Inc.

 $

 7,624,898

 Total Real Estate

 $

 12,197,288

 Software & Services - 1.3%

 Data Processing & Outsourced Services - 0.4%

 83,700

 Automatic Data Processing, Inc.

 $

 4,962,573

 Systems Software - 0.9%

 400,000

 Microsoft Corp.

 $

 10,988,000

 Total Software & Services

 $

 15,950,573

 Technology Hardware & Equipment - 1.4%

 Communications Equipment - 0.1%

 90,000

 Cisco Systems, Inc.

 $

 1,851,300

 Electronic Manufacturing Services - 0.8%

 419,300

 Molex, Inc. (Class A)

 $

 9,430,057

 Technology Distributors - 0.5%

 96,000

 Anixter International, Inc.

 $

 6,458,880

 Total Technology Hardware & Equipment

 $

 17,740,237

 Semiconductors & Semiconductor Equipment - 5.6%

 Semiconductor Equipment - 0.2%

 86,033

 Cabot Microelectronics Corp.

 $

 3,179,780

 Semiconductors - 5.4%

 449,700

 Analog Devices, Inc.

 $

 19,624,908

 280,000

 Intel Corp.

 5,891,200

 303,300

 Linear Technology Corp.

 11,106,846

 550,500

 Microchip Technology, Inc.

 18,414,225

 354,200

 Xilinx, Inc.

 12,924,758

 $

 67,961,937

 Total Semiconductors & Semiconductor Equipment

 $

 71,141,717

 Telecommunication Services - 4.6%

 Integrated Telecommunication Services - 4.6%

 206,600

 AT&T, Inc.

 $

 7,187,614

 513,000

 CenturyLink, Inc.

 20,750,850

 2,400,000

 Singapore Telecommunications, Ltd.

 6,789,799

 541,584

 Verizon Communications, Inc.

 23,618,478

 $

 58,346,741

 Total Telecommunication Services

 $

 58,346,741

 Utilities - 8.6%

 Electric Utilities - 2.0%

 287,150

 American Electric Power Co., Inc.

 $

 13,005,024

 182,600

 Duke Energy Corp.

 12,551,924

 $

 25,556,948

 Gas Utilities - 3.6%

 370,500

 AGL Resources, Inc.

 $

 15,486,900

 265,700

 National Fuel Gas Co.

 14,454,080

 655,000

 Questar Corp.

 15,215,650

 $

 45,156,630

 Multi-Utilities - 3.0%

 90,000

 Alliant Energy Corp.

 $

 4,125,600

 468,500

 Ameren Corp.

 15,198,140

 324,372

 Consolidated Edison, Inc.

 18,450,279

 $

 37,774,019

 Total Utilities

 $

 108,487,597

 TOTAL COMMON STOCKS

 (Cost $954,479,759)

 $

 1,258,305,572

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $954,479,759) (a)

 $

 1,258,305,572

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 514,174

 TOTAL NET ASSETS - 100.0%

 $

 1,258,819,746

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 +

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company

 (a)

 At January, 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $940,464,265 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 343,513,866

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (25,672,559)

 Net unrealized gain

 $

 317,841,307

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of January, 31, 2013, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,258,305,572

$
-

$
-

$
1,258,305,572

 Total

$
1,258,305,572

$
-

$
-

$
1,258,305,572

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date Septermber 29, 2011 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date Septermber 29, 2011 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date Septermber 29, 2011 * Print the name and title of each signing officer under his or her signature.